Document and Entity Information	Jun. 15, 2022
Cover [Abstract]
Entity Incorporation State Country Code	A1
Amendment Flag	false
Entity Central Index Key	0001776738
Document Type	8-K
Document Period End Date	Jun. 15, 2022
Entity Registrant Name	COLUMBIA CARE INC.
Entity File Number	000-56248
Entity Tax Identification Number	98-1488978
Entity Address, Address Line One	680 Fifth Ave.
Entity Address, Address Line Two	24th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	634-7100
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false